Accounts Receivable, Net	12 Months Ended
Dec. 31, 2016
Accounts Receivable Net [Abstract]
Accounts Receivable, Net

(3) Accounts Receivable, Net

Accounts receivable, net, is as follows (in thousands):

	As of December 31,
	2016	2015
Accounts receivable	$18,231	$16,080
Allowance for doubtful accounts	(419)	(381)
Net accounts receivable	$17,812	$15,699

Bad debt expense for the years ended December 31, 2016, 2015 and 2014 was $0.4 million, $0.4 million and $0.2 million, respectively.

The following table summarizes the changes in the allowance for doubtful accounts (in thousands):

	As of December 31,
	2016	2015
Allowance, at beginning of period	$(381)	$(282)
Charged to bad debt expense	(387)	(366)
Write-offs, net of recoveries	349	267
Allowance, at end of period	$(419)	$(381)